UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

		Schedule of Investments
		November 30, 2007 (Unaudited)
Shares/Principal Amount - % of Net Assets		Market Value

COMMON STOCKS

Auto Parts-Retail/Wholesale - 0.79%
7,233	Genuine Parts Co.	$ 347,546

Automobile - Manufacturing - 0.87%
3,400	Toyota Motor Corp.	383,010

Banks - Money Centers - 2.00%
19,172	Bank of America Corp.	884,405

Banks - Regional - 3.22%
18,499	BB&T Corp.	667,444
17,630	National City Corp.	348,369
42,200	Popular, Inc.	405,542
		1,421,355

Beverages - Alcoholic/Soft Drink - 2.40%
12,500	Anheuser Busch Companies, Inc.	659,000
6,442	Coca Cola Co.	400,048
		1,059,048

Building Products - Retail/Wholesale - 1.32%
7,037	Black & Decker Corp.	581,608

Chemicals - Diversified - 0.75%
17,418	RPM International, Inc.	331,813

Chemicals - Specialty - 3.29%
17,000	Praxair, Inc.	1,451,460

Commercial Services - 2.51%
23,100	Ecolab, Inc.	1,106,490

Communications Equipment - 4.71%
52,800	Nokia Corp.	2,076,624

Computer-Mini/Micro - 2.05%
17,664	Hewlett-Packard Co.	903,690

Container - Paper/Plastic - 0.88%
14,238	Bemis Co., Inc.	386,277

Cosmetics & Personal Care - 4.04%
25,068	Avon Products, Inc.	1,029,042
9,436	Colgate-Palmolive Co.	755,635
		1,784,677

Diversified Operation - 5.83%
6,100	3M Co.	507,886
17,081	Corning, Inc.	414,897
12,500	Fortune Brands, Inc.	958,125
18,043	General Electric Co.	690,866
		2,571,774

Electronic Equipment - 1.61%
12,500	Emerson Electric Co.	712,750

Electronic Semiconductors - 1.89%
32,020	Intel Corp.	835,082

Finance - Investment Management - 2.42%
8,655	Franklin Resources, Inc.	1,066,123

Financial Services - 5.04%
23,698	Countrywide Financial Corp.	256,412
16,138	H&R Block, Inc.	317,596
42,285	Paychex, Inc.	1,649,115
		2,223,123

Food - Miscellaneous Preparation - 3.19%
13,904	ConAgra Foods, Inc.	347,878
13,500	Hormel Foods Corp.	536,625
8,200	Wrigley (WM.) Jr. Co.	524,800
		1,409,303

Insurance - Life/Property/Casual - 4.82%
27,500	AFLAC, Inc.	1,722,600
7,630	Travelers Companies, Inc.	405,229
		2,127,829

Leisure Products - 1.51%
14,600	Polaris Industries, Inc.	665,176

Machinery - Electrical Equipment - 1.58%
18,400	Amcol International Corp.	698,832

Machinery - Electrical Equipment - 5.14%
9,700	Dover Corp.	448,916
33,587	Johnson Controls, Inc.	1,297,130
11,900	Tennant Co.	521,577
		2,267,623

Manufacturing - 3.07%
13,922	Illinois Tool Works, Inc.	772,671
11,272	Ingersoll-Rand Co. Ltd.	582,086
		1,354,757

Medical Instruments/Products - 2.81%
24,484	Medtronic, Inc.	1,245,011

Medical Drugs - 4.87%
11,000	Abbott Laboratories	632,610
13,000	Johnson & Johnson	880,620
26,800	Pfizer, Inc.	636,768
		2,149,998

Oil & Gas - International - 3.89%
10,810	BP Plc ADR	786,319
10,449	Exxon Mobil Corp.	931,633
		1,717,952

Paper & Paper Products - 1.41%
5,374	International Paper Co.	181,373
6,305	Kimberly Clark Corp.	440,152
		621,525

Publishing - Books/News/Periodic - 0.44%
5,245	Gannett Company, Inc.	192,754

Retail - Apparel/Shoes - 1.03%
22,549	Limited Brands, Inc.	452,784

Retail/Wholesale - Bulding Products - 0.97%
14,966	Home Depot, Inc.	427,429

Services - Prepackaged Software - 4.07%
53,500	Microsoft Corp.	1,797,600

Telecommunications Services - 1.89%
9,002	AT&T Corp.	343,966
11,519	Centurytel, Inc.	491,055
		835,021

Textile - Apparel/Mill Products - 1.20%
7,055	V.F. Corp.	527,643

Transportation - Equipment/Leasing - 0.59%
5,970	Ryder Systems, Inc.	258,859

Transportation - Rail - 1.02%
3,552	Union Pacific Corp.	448,049

Utility - Electric Power - 5.66%
17,003	Duke Energy Corp.	336,489
9,154	Edison International, Inc.	512,441
7,300	FPL Group, Inc.	509,248
41,800	MDU Resources Group, Inc.	1,140,722
		2,498,900

Utility-Gas Distribution - 2.20%
12,061	National Fuel Gas Co.	574,707
9,531	SCANA Corp.	383,490
500	Spectra Energy Corp.	12,320
		970,517

Utility- Water - 2.62%
52,326	Aqua America, Inc.	1,158,498

Total for Common Stock (Cost $34,136,330) - 99.57%		$ 43,952,915

Cash & Equivalents - 0.43%
20,258	SEI Daily Income Trust Govt B 4.48%**	20,258
	Cost ($20,258)

	Total Investments - 100.22%	43,973,173
	(Cost $34,136,330)

	Other Assets Less Liabilities - (0.22)%	161,876

	Net Assets - 100.00%	$ 44,135,049

* Non-income producing security.
** Variable Rate Security; The Coupon Rate shown represents the rate at November 30, 2007.
ADR- American Depository Receipt.

The MP63 Fund, Inc.

		Schedule of Call Options Written
		November 30, 2007 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security		Shares Subject
Expiration Date/Exercise Price		to Call	Value

Ecolab, Inc.
August 2007 Call @ 50.00		2,300	$ 575

Emerson Electric Co.
December 2007 Call @ 60.00		1,200	$ 600

Fortune Brands, Inc.
December 2007 Call @ 85.00		1,200	$ 120

Hewlett-Packard Co.
December 2007 Call @ 55.00		1,700	$ 255

H&R Block, Inc.
December 2007 Call @ 22.50		1,600	$ 240

Ingersoll-Rand Co. Ltd.
December 2007 Call @ 55.00		1,100	$ 385

Medtronics, Inc.
December 2007 Call @ 50.00		2,400	$ 3,600

Travelers Companies, Inc.
December 2007 Call @ 55.00		700	$ 385

Total (Premiums Received $6,150)			$ 6,160

The MP63 Fund, Inc.

		Notes to Financial Statements
		November 30, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At Novemeber 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $34,136,330 amounted to $9,810,425, which consisted of aggregate gross unrealized appreciation of $11,919,045 and aggregate gross unrealized depreciation of $2,108,620.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date January 28, 2008

By /s/David Fish

*David Fish

Treasurer

Date January 28, 2008

* Print the name and title of each signing officer under his or her signature.